Restructuring And Impairment Charges (Narrative) (Details) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 26, 2015 USD ($)	Jun. 27, 2015 USD ($)	Mar. 28, 2015 USD ($)	Dec. 27, 2014 USD ($)	Sep. 27, 2014 USD ($)	Jun. 28, 2014 USD ($)	Mar. 29, 2014 USD ($)	Dec. 28, 2013 USD ($)	Sep. 26, 2015 USD ($) Segment Location	Sep. 27, 2014 USD ($) Location	Sep. 28, 2013 USD ($)
Restructuring And Impairment Charges [Line Items]
Number of operating segments | Segment									4
Net sales	$ 1,196	$ 1,241	$ 1,224	$ 1,220	$ 1,310	$ 1,298	$ 1,210	$ 1,140	$ 4,881	$ 4,958	$ 4,647
Expected Total Costs	60								60
To be recognized in future	3								$ 3
Number of facilities intended to shut down | Location									2	4
Shut down of facilities
Restructuring And Impairment Charges [Line Items]
Expected Total Costs	27								$ 27
To be recognized in future	$ 3								3
Consumer Packaging
Restructuring And Impairment Charges [Line Items]
Net sales									$ 2,870	$ 2,904	2,791
Number of facilities intended to shut down | Location									1	3
Consumer Packaging | Shut down of facilities
Restructuring And Impairment Charges [Line Items]
Net sales									$ 24	$ 153
Health, Hygiene & Specialties
Restructuring And Impairment Charges [Line Items]
Net sales									502	450	353
Engineered Materials
Restructuring And Impairment Charges [Line Items]
Net sales									1,509	$ 1,604	1,503
Number of facilities intended to shut down | Location										1
Engineered Materials | Shut down of facilities
Restructuring And Impairment Charges [Line Items]
Net sales									$ 16	$ 9
Certain Intangible Assets Redeemed [Member]
Restructuring And Impairment Charges [Line Items]
Non cash assets impairment charges											$ 6